Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

Refer to note 1 for the Company’s accounting policies related to fair value accounting. Refer to note 13 for assets held in the Company’s defined pension plans, which are measured at fair value. Assets and liabilities subject to fair value measurement are as follows:

	December 31, 2015			December 31, 2014
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$39.9	$39.9	$—	$136.7	$136.7	$—
Assets held in rabbi trusts	9.3	9.3	—	9.7	9.7	—
Foreign exchange forward contracts	3.5	—	3.5	3.0	—	3.0
Foreign exchange option contracts	7.0	—	7.0	—	—	—
Total	$59.7	$49.2	$10.5	$149.4	$146.4	$3.0

Liabilities
Deferred compensation	$9.3	$9.3	$—	$9.7	$9.7	$—
Foreign exchange forward contracts	1.5	—	1.5	1.0	—	1.0
Interest rate swaps	—	—	—	1.2	—	1.2
Total	$10.8	$9.3	$1.5	$11.9	$9.7	$2.2

During the years ended December 31, 2015 and 2014, there were no transfers between levels.

The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	December 31, 2015		December 31, 2014
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$32.0	$32.0	$25.6	$25.6
Long-term debt	613.0	606.2	483.6	477.3
Total debt instruments	$645.0	$638.2	$509.2	$502.9

The carrying values of $606.2 and $477.3 are net of long-term deferred financing fees of $(6.9) and $(2.5) as of December 31, 2015 and 2014, respectively.